Cash, Cash Equivalents and Short-term Investments (Tables)	9 Months Ended
Sep. 30, 2023
Cash, Cash Equivalents and Short-term Investments
Schedule of cash, cash equivalents and short-term investments

	As of
	December 31,	September 30,
	2022	2023

	(In thousands)
Cash and cash equivalents:
Cash	$2,690,768	$2,455,007

Short-term investments:
Bank time deposits	268,233	270,923
Wealth management products	212,195	43,706
Subtotal	480,428	314,629

Total cash, cash equivalents and short-term investments	$3,171,196	$2,769,636